RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Sales to related parties	¥ 1,224	$ 177	¥ 2,157	¥ 1,326
Amounts due from related parties, current:	2,286		2,845		$ 331
Amounts due from related parties, non-current:			4,223
Amounts due to related parties:	6,944		8,853		1,007
Operating lease ROU assets leased from:	8,621		32,944		1,250
Current operating lease liabilities arising from offices leased from:	4,616		23,270		669
Non-current operating lease liabilities arising from offices leased from:	0		5,501
Hongen Kindergartens | Product sales
Related Party Transaction [Line Items]
Sales to related parties	1,224	177	2,157	1,326
Perfect World Group
Related Party Transaction [Line Items]
Assets transferred to related parties			429	8,405
Amounts due from related parties, current:	2,263		2,799		327
Amounts due from related parties, non-current:			4,223
Amounts due to related parties:	6,807		8,853		987
Operating lease ROU assets leased from:	8,621		32,944		1,250
Current operating lease liabilities arising from offices leased from:	4,616		23,270		669
Non-current operating lease liabilities arising from offices leased from:			5,501
Gain loss recognized			0	0
Perfect World Group | Rental and property management services
Related Party Transaction [Line Items]
Expenses from transactions with related parties	26,818	3,888	26,463	240
Perfect World Group | Research and development administrative and other services
Related Party Transaction [Line Items]
Expenses from transactions with related parties	3,668	532	3,979	1,303
Hongen Education
Related Party Transaction [Line Items]
Amounts due from related parties, current:	18		46		3
Amounts due to related parties:	30				4
Hongen Education | Research and development outsourcing services
Related Party Transaction [Line Items]
Expenses from transactions with related parties	166	24	¥ 459	¥ 381
Equity Investee
Related Party Transaction [Line Items]
Purchase of products from Equity Investee	357	52
Amounts due from related parties, current:	5				1
Amounts due to related parties:	107				$ 16
Equity Investee | Research and development outsourcing services
Related Party Transaction [Line Items]
Expenses from transactions with related parties	¥ 20	$ 3